Inventories - Summary of Inventories (Details) - EUR (€) € in Thousands	Sep. 30, 2024	Sep. 30, 2023
Classes of current inventories [abstract]
Raw materials	€ 61,693	€ 69,580
Work in progress	49,398	23,102
Finished goods	513,716	502,410
Inventories	€ 624,807	€ 595,092